Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Financial instruments measured at fair value on recurring basis by level within the fair value hierarchy

20.  Fair Value Measurements

Assets and Liabilities Measured and Disclosed at Fair Value on a Recurring Basis

In accordance with ASC 820, the Group measures term deposits and short term investments, restricted cash, available-for-sale debt investments and forward contract at fair value on a recurring basis.

The following table sets forth the financial instruments, measured at fair value on a recurring basis, by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at Reporting Date Using
	Carrying Value on Balance Sheets	Quote Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
As of December 31, 2020:
Assets:
Term deposits and short term investments	1,280,033	—	1,280,033	—
Restricted cash	31,039	31,039	—	—
Available-for-sale debt investments	36,662	—	—	36,662
As of December 31, 2021:
Assets:
Term deposits and short term investments	1,309,028	—	1,309,028	—
Restricted cash	15,618	15,618	—	—
Available-for-sale debt investments	29,401	—	—	29,401

Reconciliation of fair value measurements of available-for-sale debt investments

The following table sets forth the reconciliation of the fair value measurements of available-for-sale debt investments from January 1, 2019 to December 31, 2021 (in thousands):

Fair Value Measurements of Available-for-sale Debt Investments
RMB
Beginning balance as of January 1, 2019	1,961,474
Change in fair value	1,385,379
Disposal of part available-for-sale debt investments	(1,390,031)
Currency translation adjustment	57,715
Ending balance as of December 31, 2019	2,014,537
Change in fair value	(985,704)
Disposal of part available-for-sale debt investments	(1,005,150)
Additional investments	49,041
Currency translation adjustment	(34,062)
Impairment	(2,000)
Ending balance as of December 31, 2020	36,662
Change in fair value	(6,611)
Currency translation adjustment	(650)
Ending balance as of December 31, 2021	29,401

Key inputs used in valuation of available-for-sale investments in particle

The key inputs used in valuation of available-for-sale debt investments in Particle as of December 31, 2019, 2020 and 2021 were as follow:

	As of December 31,
	2019	2020	2021
Lack of marketability discount (“DLOM”)	5%	25%	20%
Volatility	45.7%	55.3%	49.0%